PROPERTY, PLANT AND EQUIPMENT - Narrative (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	CAD 13,546	CAD 11,331
Capitalized borrowing costs	63	72
Contractual capital commitments	CAD 1,340	CAD 2,196
Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Capitalized borrowing costs, capitalization rate	3.87%	4.29%
Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Capitalized borrowing costs, capitalization rate	4.39%	4.59%
Construction in progress
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	CAD 659	CAD 1,965
Pipeline Assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	CAD 5,554	3,287
Pipeline Assets | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	1 year
Pipeline Assets | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	75 years
Pipeline Assets | Average
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	40 years
Facilities and Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	CAD 5,994	4,939
Facilities and Equipment | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	1 year
Facilities and Equipment | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	75 years
Facilities and Equipment | Average
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	40 years
Other
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	CAD 1,019	929
Other | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	1 year
Other | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	40 years
Other | Average
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	40 years
Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	CAD 15,576	13,039	CAD 10,728
Gross carrying amount | Construction in progress
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	659	1,965	1,721
Gross carrying amount | Pipeline Assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	6,650	4,253	3,882
Gross carrying amount | Facilities and Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	6,715	5,514	4,076
Gross carrying amount | Other
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	CAD 1,223	CAD 1,089	CAD 900